Business Segments	12 Months Ended
Dec. 31, 2021
Business Segments [Abstract]
BUSINESS SEGMENTS

NOTE 3 — BUSINESS SEGMENTS

Summarized financial information concerning the Company’s reportable segments for the years ended December 31, 2021 and 2020 is presented below.

	Year Ended December 31, 2021
	Retail & Appliances	Construction	Automotive Supplies	Corporate Services	Total
Revenue
Furniture and appliances	$12,741,064	$—	$—	$—	$12,741,064
Construction	—	12,203,890	—	—	12,203,890
Automotive supplies	—	—	5,716,030	—	5,716,030
Total Revenue	12,741,064	12,203,890	5,716,030	—	30,660,984

Cost of sales	9,773,371	6,966,064	3,572,289	—	20,311,724
Operating expenses	2,892,973	4,153,938	3,119,435	1,286,813	11,453,159
Income (loss) from operations	$74,720	$1,083,888	$(975,694)	$(1,286,813)	$(1,103,899)
	Year Ended December 31, 2020
	Retail & Appliances	Construction	Automotive Supplies	Corporate Services	Total
Revenue
Furniture and appliances	$7,625,222	$—	$—	$—	$7,625,222
Construction	—	1,120,224	—	—	1,120,224
Automotive supplies	—	—	—	—	—
Total Revenue	7,625,222	1,120,224	—	—	8,745,446

Cost of sales	5,866,413	665,022	—	—	6,531,435
Operating expenses	1,986,775	681,040	—	896,092	3,563,908
Loss from operations	$(227,967)	$(225,838)	$—	$(896,092)	$(1,349,897)